DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Increase of deferred revenues	$ 249
Increase of accumulated deficit	$ 249